INSURANCE (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Equity
INSURANCE
Amount of assets or liabilities covered under insurance contracts	R$ 64,676,890	R$ 57,062,113
Business Interruption
INSURANCE
Amount of assets or liabilities covered under insurance contracts	6,610,851	6,464,512
Civil Liability
INSURANCE
Amount of assets or liabilities covered under insurance contracts	R$ 627,718	R$ 535,896